Business combinations and capital reorganization - Schedule of Identifiable Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Mar. 16, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	€ 24,648		€ 8,333
Right-of-use assets	47,817		30,353
Lease liabilities	(44,044)		(26,097)
Cash and cash equivalents	83,022		24,652	€ 8,274	€ 21,277
Non-controlling interests	(745)		0
Equity	€ 27,758		€ (76,652)	€ (73,744)	€ (37,596)
Mega-E Group
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		€ 90,651
Right-of-use assets		11,055
Lease liabilities		(11,055)
Borrowings (current)		(23,398)
Other working capital (excl. cash and cash equivalents)		166
Cash and cash equivalents		874
Net assets acquired		68,293
Non-controlling interests		(1,259)
Equity		€ 67,034